Prepayments and Other Assets (Details) - USD ($)		Jun. 30, 2026		Jun. 30, 2025		Apr. 08, 2023
Prepayments and Other Assets [Abstract]
Prepaid consulting service fees		$ 1,932,516
Prepaid consulting service fee current		1,541,831
Prepaid consulting service fee non-current	[1]	390,685
Loan security deposit		475,000	[2]	475,000	[2]	$ 475,000
Fuel charges	[3]	503,848
Aggregate amount		530,321
Rental deposit		$ 57,955

[1]	This represents prepaid consulting service fees of $1,932,516 paid to third-party service providers. The services comprise (i) market analysis, regulatory review, and business development consultancy, and (ii) technical, operational, and post-acquisition advisory for Ro-Ro vessel expansion. These services are rendered over contractual periods (up to two years for the operational advisory). The Company amortizes the fees on a straight-line basis over the service periods. As of June 30, 2026, $1,541,831 and $390,685 are classified as current and non-current, respectively, based on the expected timing of service delivery.
[2]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).
[3]	These are the fuel charges of $503,848 receivable from third-party companies.